Significant accounting policies (Details 1)	12 Months Ended
Aug. 31, 2023
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	8 years
Automotive [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	8 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years